Intangible assets	6 Months Ended
Jun. 30, 2026
Intangible assets and goodwill [abstract]
Intangible assets	Intangible assets and goodwill

(in thousands USD)	Note	Customer contracts	Other intangible assets	Total intangible assets	Goodwill
At January 1, 2026
Cost	-	16,569	6,427	22,996	177,022
Amortisation	-	(5,614)	(4,672)	(10,286)	—
Net carrying amount		10,955	1,755	12,710	177,022

Acquisitions	-	—	4,032	4,032	—
Amortisation charges	-	(788)	(640)	(1,428)	—
Exit from the consolidation scope	-	—	(256)	(256)	—
Translation differences	-	—	997	997	—
Balance at June 30, 2026		10,167	5,888	16,055	177,022

At June 30, 2026
Cost	-	16,569	10,945	27,514	177,022
Amortisation & impairment losses	-	(6,402)	(5,057)	(11,459)	—
Net carrying amount		10,167	5,888	16,055	177,022
The goodwill recognized as per January 1, 2026 relates to the acquisition of Golden Ocean Group Ltd. in
March 2025 (see Note 24). The recognition of goodwill reflects management’s strong confidence in the long-term prospects of the dry bulk market and the expected growth of the business segment. The resulting goodwill is recognized on the statement of financial position and will be subject to annual impairment testing in accordance with applicable accounting standards. As of June 30, 2026, the assessment did not identify any impairment indicators.